Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Warrant [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Jul. 31, 2020	$ 105	$ 214,792,008	$ 5,708,127	$ (19,504)	$ (206,610,300)	$ 13,870,436
Balance, shares at Jul. 31, 2020	1,047,931		141,559
Common stock issued for employee stock purchase plan		9,973				9,973
Common stock issued for employee stock purchase plan, shares	173
Exercise of common stock warrants	$ 6	6,580,239	$ (1,787,294)			4,792,951
Exercise of common stock warrants, shares	63,148		(63,148)
Exercise of common stock options	$ 2	636,991				636,993
Exercise of common stock options, shares	17,153
Stock-based compensation expense	$ 1	5,137,067				5,137,068
Stock-based compensation expense, shares	8,115
Tax withholdings paid on equity awards		(238,976)				(238,976)
Tax shares sold to pay for tax withholdings on equity awards		220,490				220,490
Cancellation of expired warrants		329,099	$ (329,099)
Cancellation of expired warrants, shares			(857)
August 2020 Registered Direct Offering, net of $1,464,276 issuance costs	$ 21	13,513,617				13,513,638
August 2020 Registered Direct Offering, net of $1,464,276 issuance costs, shares	209,481
January 2021 Public Offering, net of $2,970,165 issuance costs	$ 35	39,056,298				39,056,333
January 2021 Public Offering, net of $2,970,165 issuance costs, shares	350,513
Purchase of shares under CGP and Sirtex stock purchase agreements	$ 8	5,836,723				5,836,731
Purchase of shares under CGP and Sirtex stock purchase agreements, shares	76,900
Common stock issued for services		467,500				467,500
Common stock issued for services, shares	6,250
Other comprehensive income (loss)				(59,605)		(59,605)
Net loss					(45,167,731)	(45,167,731)
Balance at Jul. 31, 2021	$ 178	286,341,029	$ 3,591,734	(79,109)	(251,778,031)	38,075,801
Balance, shares at Jul. 31, 2021	1,779,664		77,554
Common stock issued for employee stock purchase plan		2,100				2,100
Common stock issued for employee stock purchase plan, shares	136
Exercise of common stock options	$ 1	202,799				202,800
Exercise of common stock options, shares	5,909
Stock-based compensation expense		1,649,686				1,649,686
Stock-based compensation expense, shares	3,774
Tax withholdings paid on equity awards		(47,515)				(47,515)
Tax shares sold to pay for tax withholdings on equity awards		46,346				46,346
Purchase of shares under CGP and Sirtex stock purchase agreements
Common stock issued for services		42,500				42,500
Common stock issued for services, shares	568
Other comprehensive income (loss)				326,320		326,320
Net loss					(34,179,634)	(34,179,634)
Balance at Jul. 31, 2022	$ 179	$ 288,236,945	$ 3,591,734	$ 247,211	$ (285,957,665)	$ 6,118,404
Balance, shares at Jul. 31, 2022	1,790,051		77,554